Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Legal proceeding

On December 6, 2024, Shanghai Jinko Green Energy Enterprise Management Co, Ltd and Zhejiang Jinko Solar Co., Ltd. (collectively “JINKO”) filed a patent infringement lawsuit with the United States District Court for the Northern District of California, against Abalance Corporation, the Company’s ultimate shareholder, and its seven subsidiaries, including the Company. JINKO alleged that VSUN’s solar panel products (including TOPCON N-type solar panels) allegedly utilize JINKO’s patented technologies without authorization. JINKO asserts that the lawsuit was filed to recover damages for both past and future losses resulting from VSUN’s alleged patent infringement.  Defendants Abalance Corporation, WWB Corporation, and Fuji Solar Co. Ltd. filed a motion to dismiss the Complaint for lack of personal jurisdiction and failure to state a claim on April 16, 2025. On July 24, 2025, the Court held a hearing on WWB Corporation’s motion to dismiss. The Court granted WWB Corporation’s motion to dismiss on July 28, 2025. Defendants Abalance Corporation and Fuji Solar Co., Ltd. were dismissed on August 8, 2025. The Court has set a Markman hearing for February 3, 2026. No trial date has been set.

On February 7, 2025, Shanghai Jinko Green Energy Enterprise Management Co., Ltd. et. al. brought a patent infringement claim against Waaree Solar Americas Inc. et. al. in the Southern District of Texas. On July 11, 2025, TOYO Solar Company Limited (f/k/a Vietnam Sunergy Cell Company Ltd.), Toyo America LLC, and Toptoyo Investment Pte. Ltd., filed a motion to intervene in the lawsuit as intervenors-defendants because a portion of the products subject to the litigation were produced by the Company. The Court granted the motion on July 16, 2025. The Court has set a Markman hearing for February 2, 2026, and a trial in February or March 2027.

Abalance Corporation and its subsidiaries remain committed to respecting intellectual property rights and has engaged with a specialized U.S. patent law firm to provide counsel on this matter. Abalance Corporation and its subsidiaries are thoroughly examining the plaintiff’s claims and demands while vigorously defending and asserting the legitimacy of our group’s position in this litigation. Both cases are on a similar schedule, and the asserted patent in the Southern District of Texas case is the same as the Northern District of California case. No damages positions have been taken by any party in either case. It is difficult to anticipate the potential impact of the lawsuits on the Company’s consolidated financial results.

Capital commitments

As of June 30, 2025, the Company entered into certain construction agreements with vendors to build its plant in Vietnam, Texas and Ethiopia. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the six months ending December 31, 2025	$45,324,708
For the twelve months ending December 31, 2026	15,323,316
Total	$60,648,024

Contingent consideration

On February 23, 2024, the Company issued 41,000,000 shares of ordinary shares, at par value of $0.0001 per share, to all existing shareholders on a pro rata basis. Among the 41,000,000 shares of ordinary shares, an aggregate of 13,000,000 shares of ordinary shares were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination (Note 1).

The 13,000,000 Earnout Shares are determined as contingent consideration in connection with the reverse recapitalization. The number of ordinary shares released from the 13,000,000 Earnout Shares depends on the ratio of actual 2024 Audited Net Profit, excluding changes in the fair value of the Earnout Shares, of PubCo for the fiscal year ended December 31, 2024. The Earnout Shares were precluded from the equity classification under ASC 815. The contingent consideration is classified as a liability, with subsequent changes in fair value charged to the consolidated statements of operations and comprehensive income.

The fair value of Earnout Shares was determined using a Monte Carlo simulation model. This approach took into account (i) the share price on July 1, 2024 and December 31, 2024, (ii) the discount for lack of marketability (“DLOM”). According to the agreement, the share consideration to be issued to the existing equity holders in the business combination will be subject to a lock-up. The lock-up will be staggered, with 50% locked up for 18 months, 30% locked up for 12 months, and 20% lock-up for 6 months and (iii) expected ratio of actual 2024 Audited Net Profit.

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%

The fair value of contingent consideration on July 1, 2024 and December 31, 2024 was estimated at $39,717,000 and $4,617,000, respectively. For the year ended December 31, 2024, the Company recognized a decrease in fair value of $35,100,000 in the consolidated statements of operations and comprehensive income.

On May 14, 2025, based on the 2024 Audited Net Profit which was reported in the Form 20-F, which excludes changes in the fair value of Earnout Shares, the Company released an aggregate of 1,712,297 Earnout Shares, which were fully vested, from the Earnout Escrow Account, and cancelled the remaining 11,287,703 Earnout Shares.

On May 14, 2025, the fair value of the 1,712,297 Earnout Shares was $5,958,794, by reference to closing per share market price of $3.48 prevailing on May 14, 2025. For the six months ended June 30, 2025, the Company recognized an increase in fair value of $1,341,794 in the consolidated statements of income and comprehensive income. As of June 30, 2025, the Company had no outstanding balance of contingent consideration payable.